Form N-CSR Cover	6 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Mt. Vernon Street Trust
Entity Central Index Key	0000707823
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024